Equity	12 Months Ended
Dec. 31, 2022
Equity and Temporary Equity Disclosure [Abstract]
Equity

(14)Equity

Subsequent to the Business Combination, as described in Note 3 — Reverse Recapitalization, the Company had two classes of common stock: Class A Common Stock and Class V Common Stock. Holders of the Class A Common Stock and Class V Common Stock will vote together as a single class on all matters submitted to stockholders for their vote or approval, except as required by applicable law. Each share of Class A and Class V Common Stock will be entitled to one vote on such matters.

Class A Common Stock

The Company is authorized to issue 1,000,000,000 shares of Class A Common Stock, par value $0.0001 per share. As of December 31, 2022, there were 62,716,630 shares of Class A Common Stock outstanding. The holders of the Company’s Class A Common Stock are entitled to receive dividends when, as and if declared by the Company’s Board out of legally available funds.

Class V Common Stock

The Company is authorized to issue 500,000,000 shares of Class V Common Stock, par value $0.0001 per share. Shares were issued to Continuing Inspirato Members that continued to hold their investment in units of Inspirato LLC in connection with the Business Combination. The holders of the Class V Common Stock hold an equal number of New Common Units in Inspirato LLC. From time to time, the Class V Common Stock and New Common Units held by the Continuing Inspirato Members may be exchanged for one share Class A Common Stock of the Company or cash (based on the market price for a share of our Class A Common Stock) as determined by Inspirato Incorporated. As of December 31, 2022, there were 61,359,475 shares of Class V Common Stock outstanding.

Shares of Class A and Class V Common Stock are not subject to any conversion right.

Inspirato LLC Equity

For periods prior to the Business Combination, Inspirato LLC had equity-based compensation described in Note 15, below. As discussed in Note 3, holders of the Inspirato LLC equity received Class A Common Stock or Class V Common Stock and New Common Units, pursuant to the terms of the Business Combination. The Company recast the units outstanding related to the Historical Inspirato LLC Equity prior to the Business Combination, reflecting the exchange ratio of 1-for-37.2275, pursuant to the Business Combination Agreement.